Share Capital and Other Equity Instruments - Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values (Details)		6 Months Ended
	May 26, 2020 yr $ / shares	Jun. 30, 2021 yr $ / shares
Disclosure Of Classes Of Share Capital [Abstract]
Expected volatility of share price	93.20%	115.50%
Risk-free interest rate	0.40%	0.99%
Expected life in years | yr	6.3	6.5
Weighted average grant date fair value | $ / shares	$ 1.55	$ 5.00